Item 1. Report to Shareholders

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
May 31, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

GNMA FUND
--------------------------------------------------------------------------------
As of 5/31/04

GNMA Fund   $19,188
Lipper GNMA Funds Average   $18,464

                                               Lipper GNMA                 GNMA
                                             Funds Average            Bond Fund

5/94                                            $   10,000           $   10,000
5/95                                                11,025               11,211
5/96                                                11,489               11,628
5/97                                                12,445               12,612
5/98                                                13,631               13,869
5/99                                                14,139               14,408
5/00                                                14,460               14,715
5/01                                                16,146               16,527
5/02                                                17,347               17,840
5/03                                                18,439               19,101
5/04                                                18,464               19,188

Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 5/31/04             1 Year             5 Years            10 Years


GNMA Fund                          0.45%               5.90%               6.73%

Citigroup GNMA Index               1.58                6.29                7.18

Lipper GNMA Funds Average          0.22                5.47                6.31

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

Your fund had a positive return of 0.45% during the 12 months ended May 31, 2004, a challenging period for bonds. The fund's return lagged that of the unmanaged Citigroup GNMA Index but outpaced the Lipper GNMA Funds Average of similarly managed funds, as shown in the table on the preceding page. The strengthening economy led to rising interest rates throughout the fund's fiscal year, putting pressure on most segments of the fixed-income market.

Major Index Returns
--------------------------------------------------------------------------------

Period Ended 5/31/04                                                  12 Months
--------------------------------------------------------------------------------

Lehman Brothers Treasury Index                                           -2.64%

Lehman Brothers U.S. Aggregate Index                                     -0.44

Lehman Brothers U.S. Credit Index                                        -0.58

Lehman Brothers Mortgage-Backed
Securities Index                                                          1.50

CS First Boston High Yield Index                                         13.25

Sources: Lehman Brothers and CS First Boston.

As you know, the fund seeks to provide high current income consistent with maximum credit protection and moderate price fluctuation by investing at least 80% of net assets in mortgage-backed securities issued by the Government National Mortgage Association (GNMA). GNMA guarantees the timely payment of interest and principal on its securities, a guarantee backed by the U.S. Treasury.

The Major Index Returns table shows how various quality bonds performed over the fund's fiscal year. High-yield bonds, which tend to act more like equities than bonds in an improving economy, far outpaced higher-quality bonds such as Treasuries and higher-rated corporate securities over the 12-month period. In fact, all fixed-income classes except for mortgage-backed bonds posted negative returns during the fund's fiscal year.

The Interest Rate Levels chart reflects the pattern of bond yields during the same period. Yields rose

[Graphic Omitted]

Interest Rate Levels
--------------------------------------------------------------------------------
Current Coupon GNMA

10-Year Treasury Note

                                                   Current              10-Year
                                                    Coupon             Treasury
                                                      GNMA                 Note

5/31/2003                                             4.32                 3.37
                                                      4.51                 3.51
                                                      5.64                 4.41

8/03                                                  5.61                 4.46
                                                      4.99                 3.94
                                                      5.28                 4.29

11/03                                                 5.36                 4.33
                                                      5.24                 4.25
                                                      5.17                 4.13

2/04                                                  4.98                 3.97
                                                      4.90                 3.84
                                                      5.56                 4.51

5/04                                                  5.71                 4.65
in general before declining earlier this year, only to spike sharply higher in April as the economy continued to grow and investors focused their attention on the threat of higher inflation in the months ahead.

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                      5/31/03              5/31/04

Price Per Share                                 $     9.89           $     9.54

30-Day Standardized                                   3.41%                3.93%
Yield to Maturity

Weighted Average
Maturity (years) *                                     2.4                  5.8

Weighted Average Quality **                            AAA                  AAA

  *  Based on prepayment-adjusted life of GNMA securities.

 **  Based on T. Rowe Price research.


The Portfolio Characteristics table shows various portfolio details as of May 31, 2004, compared with one year earlier. The weighted average maturity of the portfolio expanded sharply during the year, from 2.4 to 5.8 years, while the quality of the portfolio's holdings remained stable at AAA. The fund's longer duration versus the index hampered the fund's relative performance. On a positive note, we overweighted 15-year GNMAs, which helped performance compared with our Lipper peer group, as those maturities outperformed 30-year mortgages.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

June 18, 2004

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                              Year
                             Ended
                           5/31/04    5/31/03    5/31/02    5/31/01    5/31/00
NET ASSET VALUE

Beginning of period       $   9.89   $   9.61   $   9.40   $   8.92   $   9.33


Investment activities

  Net investment
  income (loss)               0.30       0.37       0.52       0.59       0.60

  Net realized and
  unrealized gain (loss)     (0.26)      0.30       0.21       0.48      (0.41)

  Total from
  investment
  activities                  0.04       0.67       0.73       1.07       0.19

Distributions

  Net investment
  income                     (0.39)     (0.39)     (0.52)     (0.59)     (0.60)

NET ASSET VALUE

End of period             $   9.54   $   9.89   $   9.61   $   9.40   $   8.92
                          ----------------------------------------------------

Ratios/Supplemental Data

Total return^                 0.45%      7.07%      7.95%     12.31%      2.13%

Ratio of total
expenses to
average net assets            0.69%      0.70%      0.69%      0.70%      0.71%

Ratio of net investment
income (loss)
to average
net assets                    3.23%      3.68%      5.33%      6.39%      6.61%

Portfolio turnover
rate                         302.1%     385.8%     145.2%      71.2%      63.8%

Net assets,
end of period
(in millions)             $   1,307  $   1,466  $   1,223  $   1,043  $   1,052


   ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price GNMA Fund
-------------------------------------------------------------------------------
Certified Annual Report                                           May 31, 2004

Portfolio of Investments (1)                           $ Par/Shares      Value
-------------------------------------------------------------------------------
(Amounts in 000s)

U.S. GOVERNMENT & AGENCY
MORTGAGE-BACKED SECURITIES   99.1%

U.S. Government Obligations   99.1%

Government National Mortgage Assn.

        5.00%, 3/15/18 - 10/20/33                           210,001    204,556

        5.50%, 7/15/14 - 4/20/34 ++                         290,167    290,746

        6.00%, 11/15/08 - 4/15/34                           290,641    298,567

        6.50%, 12/15/14 - 3/20/34                           102,274    106,624

        6.73%, 9/15/30                                       19,420     21,315

        6.75%, 2/15/41                                        9,838     10,010

        7.00%, 3/15/13 - 1/20/34                             71,945     76,284

        7.50%, 3/15/07 - 9/15/32                             35,845     38,452

        8.00%, 3/15/14 - 3/15/30                             23,101     24,941

        8.50%, 12/15/04 - 2/20/23                             4,296      4,733

        9.00%, 5/15/09 - 9/15/24                              2,059      2,304

        9.25%, 2/20/16 - 12/15/19                               396        444

        9.50%, 6/15/09 - 12/15/24                             1,271      1,413

        9.75%, 8/15/16 - 2/15/21                                430        484

        10.00%, 2/15/16 - 3/15/26                             4,717      5,302

        10.25%, 9/20/16                                          22         24

        10.50%, 2/15/13 - 10/15/21                              418        472

        10.75%, 9/15/17 - 1/15/18                               132        150

        11.00%, 2/15/10 - 7/20/20                               365        414

        11.50%, 4/15/10 - 7/15/20                               769        882

        12.00%, 10/15/10 - 7/15/15                              850        977

        12.25%, 3/15/14 - 7/20/15                                57         66

        12.50%, 4/15/10 - 1/20/16                               381        439

        12.75%, 10/20/13 - 12/20/14                              71         81

        13.00%, 1/15/11 - 9/20/15                               278        320

        13.50%, 5/15/10 - 1/15/15                               189        217

    CMO

        2.212%, 10/16/17                                      3,827      3,844

        2.946%, 3/16/19                                       7,800      7,512

        5.00%, 8/16/28                                        8,431      8,531

        5.064%, 9/16/26                                      13,200     13,201

        5.50%, 2/20 - 10/20/30                               32,075     31,899

        6.00%, 3/16 - 5/20/29 ++                             18,040     18,458

        6.50%, 10/20/27 - 3/20/32                            14,228     14,760

    CMO, IO 6.50%, 1/20 - 8/20/30                             2,282         56

    CMO, Principal Only, 3/16/28                              1,289      1,087

    TBA

        5.50%, 1/1/34                                        35,779     35,511

        6.00%, 1/1/34                                        40,379     41,045

        6.50%, 1/1/34                                        25,000     25,980

U.S. Department of Veteran Affairs

    CMO

        7.25%, 10/15/08                                       2,255      2,259

        VR, 9.61%, 3/15/25                                      913        987

Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost  $1,300,947)                                                   1,295,347


U.S. GOVERNMENT & AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)   0.5%


U.S. Treasury Obligations   0.5%

U.S. Treasury Inflation-Indexed Notes,
1.875%, 7/15/13                                               6,886      6,850

Total U.S. Government & Agency Obligations
(excluding Mortgage-Backed) (Cost  $6,867)                               6,850


MONEY MARKET FUNDS   7.7%

T. Rowe Price Government Reserve
Investment Fund, 0.98% # +                                  100,524    100,524

Total Money Market Funds (Cost  $100,524)                              100,524

Total Investments in Securities

107.3% of Net Assets (Cost $1,408,338)                             $ 1,402,721
                                                                   -----------

Futures Contracts
($ 000s)
                                                          Contract   Unrealized
                                             Expiration     Value    Gain (Loss)
                                            ------------  ---------  -----------
Short, 400 U.S. Treasury 5 Year contracts,
$700 par of Government National
Mortgage Assn. pledged as initial margin         9/04    $ (43,269)    $  (175)

Net payments (receipts) of variation
margin to date                                                             319

Variation margin receivable (payable)
on open futures contracts                                             $    144
                                                                      --------


(1)   Denominated in U.S. dollar unless otherwise noted

  #   Seven-day yield

 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2004.

  +   Affiliated company - See Note 2.

CMO   Collateralized Mortgage Obligation

 IO Interest Only security for which the fund receives interest on notional principal (par)

TBA   To Be Announced security was purchased on a forward commitment basis

 VR   Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Statement of Assets and  Liabilities
--------------------------------------------------------------------------------
(Amounts in $000s except shares and per share amounts)

Assets

Investments in securities, at value

  Affiliated companies (cost $100,524)                             $    100,524

  Other companies (cost $1,307,814)                                   1,302,197

Total investments in securities                                       1,402,721

Other assets                                                             20,933

Total assets                                                          1,423,654

Liabilities

Payable for investment securities purchased                             114,780

Other liabilities                                                         2,089

Total liabilities                                                       116,869

NET ASSETS                                                         $  1,306,785
                                                                   ------------

Net Assets Consist of:

Undistributed net investment income (loss)                         $     (4,688)

Undistributed net realized gain (loss)                                    6,440

Net unrealized gain (loss)                                               (5,792)

Paid-in-capital applicable to 136,946,560 no par
value shares of beneficial interest outstanding;
unlimited number of shares authorized                                 1,310,825

NET ASSETS                                                         $  1,306,785
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $       9.54
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                          Year
                                                                         Ended
                                                                       5/31/04
Investment Income (Loss)

Income

  Interest                                                          $   51,114

  Dividend                                                               2,326

  Total income                                                          53,440

Expenses

  Investment management                                                  6,366

  Shareholder servicing                                                  2,410

  Custody and accounting                                                   410

  Registration                                                              85

  Prospectus and shareholder reports                                        79

  Legal and audit                                                           19

  Trustees                                                                   8

  Miscellaneous                                                             11

  Total expenses                                                         9,388

Net investment income (loss)                                            44,052

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                               882

  Futures                                                                 (375)

  Net realized gain (loss)                                                 507

Change in net unrealized gain (loss)

  Securities                                                           (38,458)

  Futures                                                                 (175)

  Change in net unrealized gain (loss)                                 (38,633)

Net realized and unrealized gain (loss)                                (38,126)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $    5,926
                                                                    ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                             Year
                                                            Ended
                                                          5/31/04       5/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                        $    44,052   $    50,899

  Net realized gain (loss)                                    507        39,455

  Change in net unrealized gain (loss)                    (38,633)          924

  Increase (decrease) in net assets from operations         5,926        91,278

Distributions to shareholders

  Net investment income                                   (55,362)      (55,051)

Capital share transactions *

  Shares sold                                             220,259       492,751

  Distributions reinvested                                 49,117        48,335

  Shares redeemed                                        (379,489)     (333,836)

  Increase (decrease) in net assets from capital
  share transactions                                     (110,113)      207,250

Net Assets

Increase (decrease) during period                        (159,549)      243,477

Beginning of period                                     1,466,334     1,222,857

End of period                                         $ 1,306,785   $ 1,466,334
                                                      -----------   -----------

(Including undistributed net investment income of ($4,688) at 5/31/04 and ($4,444) at 5/31/03)

*Share information

  Shares sold                                              22,594        50,166

  Distributions reinvested                                  5,061         4,909

  Shares redeemed                                         (39,032)      (33,935)

  Increase (decrease) in shares outstanding               (11,377)       21,140

The accompanying notes are an integral part of these financial statements.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price GNMA Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on November 26, 1985. The fund seeks high current income consistent with maximum credit protection and moderate price fluctuation by investing exclusively in securities backed by the full faith and credit of the U.S. government and instruments linked to these securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended May 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Repurchase Agreements
All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund's custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counter-party fails to perform in accordance with the terms of the agreement.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At May 31, 2004, the fund's investment in the T. Rowe Price Government Reserve Investment Fund was its only affiliated holding and represented 7.2% of the value of the fund's investments in securities.

Other
Purchases and sales of U.S. government securities aggregated $4,154,270,000 and $4,303,117,000, respectively, for the year ended May 31, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended May 31, 2004 totaled $55,362,000 and were characterized as ordinary income for tax purposes. At May 31, 2004, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------

Unrealized appreciation                                       $     18,805,000

Unrealized depreciation                                            (28,746,000)

Net unrealized appreciation (depreciation)                          (9,941,000)

Undistributed ordinary income                                       14,120,000

Capital loss carryforwards                                          (8,219,000)

Paid-in capital                                                  1,310,825,000

Net assets                                                    $  1,306,785,000
                                                              ----------------



Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year.

Consequently, $3,595,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2005. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of May 31, 2004, the fund had $8,219,000 of capital loss carryforwards that expire in fiscal 2012.

For the year ended May 31, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income and gain relate primarily to the character of paydown gains and losses on asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                         $    11,066,000

Undistributed net realized gain                                 (11,066,000)


At May 31, 2004, the cost of investments for federal income tax purposes was $1,412,487,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At May 31, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $515,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent.
T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $1,080,000 for the year ended May 31, 2004, of which $91,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended May 31, 2004, the fund was allocated $973,000 of Spectrum Funds' expenses, of which $771,000 related to services provided by Price and $77,000 was payable at period-end. At May 31, 2004, approximately 37% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the year ended May 31, 2004, dividend income from the Reserve Funds totaled $2,326,000.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of
T. Rowe Price GNMA Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price GNMA Fund (the "Fund") at May 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
June 22, 2004

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
Certified Annual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price GNMA Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Trustees and Officers

Your fund is governed by a Board of Trustees that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's trustees are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" trustees are officers of T. Rowe Price. The Board of Trustees elects the fund's officers, who are listed in the final table. The business address of each trustee and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund trustees and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Trustees

Name                          Principal Occupation(s) During Past 5 Years and
(Year of Birth)               Directorships of Other Public Companies
Year Elected*

Anthony W. Deering            Director, Chairman of the Board, and Chief
(1945)                        Executive Officer, The Rouse Company, real
1985                          estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1943)                        acquisition and management advisory firm
2001

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(1938)                        Resources Corp. (5/00 to present), and Pacific
2001                          Rim Mining Corp. (2/02 to present); Chairman
                              and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(1943)                        Client Services, Marsh Inc. (1999-2003); Managing
2003                          Director and Head of International Private
                              Banking, Bankers Trust (1996-1999); Director,
                              Eli Lilly and Company and Georgia Pacific

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(1934)                        Inc., consulting environmental and civil engineers
1985

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(1946)                        a real estate investment company; Partner,
1992                          Blackstone Real Estate Advisors, L.P.; Director,
                              AMLI Residential Properties Trust and The
                              Rouse Company, real estate developers

  * Each independent trustee oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Trustees

Name
(Year of Birth)
Year Elected *
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years
Portfolios Overseen]          and Directorships of Other Public Companies

Mary J. Miller, CFA           Vice President, T. Rowe Price and
(1955)                        T. Rowe Price Group, Inc.
2004
[37]

James S. Riepe                Director and Vice President, T. Rowe Price;
(1943)                        Vice Chairman of the Board, Director, and
1985                          Vice President, T. Rowe Price Group, Inc.;
[111]                         Chairman of the Board and Director, T. Rowe Price
                              Global Asset Management Limited, T. Rowe Price
                              Global Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe
                              Price Services, Inc.; Chairman of the Board,
                              Director, President, and Trust Officer, T. Rowe
                              Price Trust Company; Director, T. Rowe Price
                              International, Inc.; Director, The Nasdaq
                              Stock Market, Inc.; Chairman of the Board,
                              GNMA Fund

   * Each inside trustee serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Connice A. Bavely, CFA (1951)           Vice President, T. Rowe Price and
President, GNMA Fund                    T. Rowe Price Group, Inc.

Stephen V. Booth, CPA (1961)            Vice President, T. Rowe Price, T. Rowe
Vice President, GNMA Fund               Price Group, Inc., and T. Rowe Price
                                        Trust Company

Joseph A. Carrier (1960)                Vice President, T. Rowe Price, T. Rowe
Treasurer, GNMA Fund                    Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Roger L. Fiery III, CPA (1959)          Vice President, T. Rowe Price, T. Rowe
Vice President, GNMA Fund               Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Gregory S. Golczewski (1966)            Vice President, T. Rowe Price and
Vice President, GNMA Fund               T. Rowe Price Trust Company

Henry H. Hopkins (1942)                 Director and Vice President, T. Rowe
Vice President, GNMA Fund               Price Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price Group, Inc.,
                                        T. Rowe Price International, Inc., and
                                        T. Rowe Price Retirement Plan
                                        Services, Inc.

Keir R. Joyce (1972)                    Assistant Vice President, T. Rowe Price
Assistant Vice President, GNMA Fund

Alan D. Levenson, PhD (1958)            Vice President, T. Rowe Price and
Vice President, GNMA Fund               T. Rowe Price Group, Inc.

Patricia B. Lippert (1953)              Assistant Vice President, T. Rowe Price
Secretary, GNMA Fund                    and T. Rowe Price Investment
                                        Services, Inc.

Edmund M. Notzon III, PhD, CFA  (1945)  Vice President, T. Rowe Price, T. Rowe
Vice President, GNMA Fund               Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

John D. Wells (1960)                    Vice President, T. Rowe Price
Vice President, GNMA Fund               and T. Rowe Price Group, Inc.


Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                             $10,069               $10,012
     Audit-Related Fees                         916                    --
     Tax Fees                                 2,783                 2,696
     All Other Fees                             124                    --

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $819,000 and $671,000 respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price GNMA Fund


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 16, 2004